Schedule of revenue classified by type of good or service (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 3,487,879	$ 3,394,313
Sales of circular products [member]
IfrsStatementLineItems [Line Items]
Revenue	800,129	1,313,953
Waste disposal services [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,687,750	$ 2,080,360